                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gluskin Sheff + Associates Inc.
Address:  181 Bay Street, Suite 4600, Brookfield Place, Toronto, On M5J
          2T3 Canada

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Simmonds
Title: Chief Compliance Officer
Phone: 416-681-6077

Signature, Place, and Date of Signing:

    /s/ James Simmonds     Toronto, Ontario, Canada        May 1, 2009
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   NOT APPLICABLE

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              NONE
Form 13F Information Table Entry Total:          141
Form 13F Information Table Value Total:     $820,515
                                         -----------
                                         (thousands)

List of Other Included Managers: NOT APPLICABLE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
NONE  28-NONE               NONE

[Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

                                                                                                              VOTING
                                                                                                            AUTHORITY
                                                                                                         ----------------
                                                      VALUE (CAD)  SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------               -------------- --------- ----------- --------- --- ---- ---------- -------- ---- ------ ----
ABBOTT LABORATORIES               COM         2824100   14215.6     236,280 SH          SOLE             SOLE
ABERCROMBIE & FITCH CO 'A'       CL A         2896207   15476.4     515,552 SH          SOLE             SOLE
ACCENTURE LTD. - CLASS 'A'       CL A       G1150G111     606.8      17,500 SH          SOLE             SOLE
ADOBE SYSTEMS INC.                COM       00724F101    4123.0     152,820 SH          SOLE             SOLE
ADVANCE AUTO PARTS INC            COM       00751Y106    1031.1      19,900 SH          SOLE             SOLE
AGRIUM INC                        COM         8916108     858.2      19,010 SH          SOLE             SOLE
ALLEGIANT TRAVEL CO.              COM       01748X102    5259.1      91,720 SH          SOLE             SOLE
AMDOCS LIMITED                    ORD       G02602103     204.9       8,770 SH          SOLE             SOLE
AMERICAN ITALIAN PASTA CO-
 A                               CL A        27070101   29577.5     673,655 SH          SOLE             SOLE
AMERICAN TOWER CORP-CL A         CL A        29912201     272.5       7,100 SH          SOLE             SOLE
ANADARKO PETROLEUM CORP.          COM        32511107   10312.3     210,231 SH          SOLE             SOLE
AON CORP.                         COM        37389103    1890.1      36,710 SH          SOLE             SOLE
APACHE CORP. COMMON               COM        37411105   11956.6     147,910 SH          SOLE             SOLE
APOLLO GROUP INC. 'A'            CL A        37604105     979.1       9,910 SH          SOLE             SOLE
APPLE INC.                        COM        37833100   21558.9     162,600 SH          SOLE             SOLE
ARM HOLDINGS PLC - SPONS
 ADR                         SPONSORED ADR   42068106   11582.8   2,077,650 SH          SOLE             SOLE
AT&T CORP.                        COM       00206R102   19374.5     609,552 SH          SOLE             SOLE
AUTODESK INC.                     COM        52769106    5974.9     281,800 SH          SOLE             SOLE
AUTOMATIC DATA PROCESSING         COM        53015103    2742.9      61,850 SH          SOLE             SOLE
BARRICK GOLD CORPORATION          COM        67901108    1448.0      35,410 SH          SOLE             SOLE
BAXTER INTERNATIONAL INC.         COM        71813109    1033.7      16,000 SH          SOLE             SOLE
BECTON, DICKINSON &
 COMPANY                          COM        75887109    5061.5      59,680 SH          SOLE             SOLE
BIOGEN IDEC INC.                  COM       09062X103    7419.7     112,220 SH          SOLE             SOLE
BRINKS HOME SECURITY
 HOLDING                          COM       109699108    1196.7      41,980 SH          SOLE             SOLE
BRISTOL MYERS SQUIBB
 COMPANY                          COM       110122108   18327.8     662,901 SH          SOLE             SOLE
CDN PACIFIC RAILWAY LTD           COM       13645T100    1307.7      34,990 SH          SOLE             SOLE
CEPHALON INC                      COM       156708109    1030.7      12,000 SH          SOLE             SOLE
CF INDUSTRIES HOLDINGS INC.       COM       125269100    3167.0      35,300 SH          SOLE             SOLE
CGI GROUP INC - CL A         CL A SUB VTG   39945C109     418.8      41,500 SH          SOLE             SOLE
CHIPOTLE MEXICAN GRILL 'B'       CL B       169656204     303.6       4,200 SH          SOLE             SOLE
CINEMARK HOLDINGS INC             COM       17243V102    2411.4     203,600 SH          SOLE             SOLE
CISCO SYSTEMS INC.                COM       17275R102     770.7      36,437 SH          SOLE             SOLE
CLOROX COMPANY                    COM       189054109    1058.4      16,300 SH          SOLE             SOLE
CME GROUP INC.                    COM       12572Q105    1025.6       3,300 SH          SOLE             SOLE
COCA-COLA ENTERPRISES             COM       191219104    2146.1     129,000 SH          SOLE             SOLE
COMCAST CORPORATION 'A'          CL A       20030N101     236.6      13,750 SH          SOLE             SOLE
COMCAST CORPORATION
 SPECIAL A                     CL A SPL     20030N200    4061.2     250,180 SH          SOLE             SOLE
CONTINENTAL RESOURCES INC.        COM       212015101    3752.3     140,260 SH          SOLE             SOLE
CVS/CAREMARK CORPORATION          COM       126650100     768.0      22,150 SH          SOLE             SOLE
DEAN FOODS CO.                    COM       242370104    4047.8     177,500 SH          SOLE             SOLE
DELL INC. 24702R                  COM       24702R101    4678.2     391,250 SH          SOLE             SOLE
DEVON ENERGY CORPORATION          COM       25179M103    9199.2     163,200 SH          SOLE             SOLE
DUN & BRADSTREET
 CORPORATION                      COM       264830100   17400.1     179,160 SH          SOLE             SOLE
EBAY INC                          COM       278642103    5714.2     360,700 SH          SOLE             SOLE
ELECTRONIC ARTS INC               COM       285512109    3051.4     133,000 SH          SOLE             SOLE
EMC CORP.                         COM       268648102    3039.7     211,400 SH          SOLE             SOLE
ENSCO INTERNATIONAL INC.          COM       26874Q100    1138.8      34,200 SH          SOLE             SOLE
EQUINIX INC                     COM NEW     29444U502    1380.3      19,490 SH          SOLE             SOLE
EXPRESS SCRIPTS INC.              COM       302182100    6086.7     104,520 SH          SOLE             SOLE
EXXON MOBIL CORPORATION           COM       30231G102    1129.5      13,150 SH          SOLE             SOLE
FINANCIAL SELECT SECTOR
 SPDR                        SBI INT-FINL   81369Y605    2909.1     261,800 SH          SOLE             SOLE
FLOWSERVE CORP.                   COM       34354P105    3065.0      43,300 SH          SOLE             SOLE
FORD MOTOR CO DEL COMMON     COM PAR $0.01  345370860      49.8      15,000 SH          SOLE             SOLE
FOREST LABORATORIES INC           COM       345838106    2210.3      79,800 SH          SOLE             SOLE
FREEPORT MCMORAN COPPER
 & GOLD                           COM       35671D857   10060.2     209,290 SH          SOLE             SOLE
GENZYME CORP.                     COM       372917104    4301.3      57,420 SH          SOLE             SOLE
GILEAD SCIENCES INC               COM       375558103    3766.0      64,460 SH          SOLE             SOLE
GOLDCORP INC.                     COM       380956409    1246.5      29,660 SH          SOLE             SOLE
GREIF INC.                       CL A       397624107    7205.3     171,600 SH          SOLE             SOLE
H. J. HEINZ COMPANY               COM       423074103    2318.4      55,600 SH          SOLE             SOLE
HOME DEPOT INC.                   COM       437076102    1075.7      36,200 SH          SOLE             SOLE
HONEYWELL INTERNATIONAL
 INC.                             COM       438506106    1479.0      42,090 SH          SOLE             SOLE
INTERACTIVE CORP.                 COM       45840Q101     583.2      30,360 SH          SOLE             SOLE
INTERCONTINENTALEXCHANGE
 INC.                             COM       45865V100    1023.8      10,900 SH          SOLE             SOLE
INTL BUSINESS MACHINES            COM       459200101   10843.5      88,730 SH          SOLE             SOLE
INTREPID POTASH INC.              COM       46121Y102    5468.5     234,990 SH          SOLE             SOLE
ISHARES S&P 500 INDEX FUND   S&P 500 INDEX  464287200   53052.6     528,280 SH          SOLE             SOLE
JOHNSON & JOHNSON                 COM       478160104    1215.8      18,325 SH          SOLE             SOLE
JUNIPER NETWORKS INC.             COM       48203R104    1215.8      62,900 SH          SOLE             SOLE
KBR INC.                          COM       48242W106     578.3      33,200 SH          SOLE             SOLE
KROGER COMPANY                    COM       501044101    1583.4      59,160 SH          SOLE             SOLE
L-3 COMMUNICATIONS
 HOLDINGS                         COM       502424104    6226.5      72,810 SH          SOLE             SOLE
LABORATORY CORP. OF AMER
 HLDS                           COM NEW     50540R409    7201.8      97,620 SH          SOLE             SOLE
LAMAR ADVERTISING
 COMPANY 'A'                     CL A       512815101    4915.4     399,700 SH          SOLE             SOLE
LANCE INC.                        COM       514606102     286.2      10,900 SH          SOLE             SOLE
LANDAUER INC.                     COM       51476K103     226.3       3,540 SH          SOLE             SOLE
LEAP WIRELESS INTL INC.         COM NEW     521863308    3241.9      73,710 SH          SOLE             SOLE
LOCKHEED MARTIN CORP.             COM       539830109   17864.6     205,180 SH          SOLE             SOLE
LORILLARD INC.                    COM       544147101   24958.3     320,500 SH          SOLE             SOLE
LOWE'S COS INC.                   COM       548661107    1088.8      47,300 SH          SOLE             SOLE
MARVELL TECHNOLOGY
 GROUP LTD.                       COM       G5876H105    1736.2     150,270 SH          SOLE             SOLE
MASTERCARD INC-CLASS A           CL A       57636Q104    1626.6       7,700 SH          SOLE             SOLE
MATTEL INC.                       COM       577081102    1679.7     115,500 SH          SOLE             SOLE
MAXIM INTEGRATED
 PRODUCTS                         COM       57772K101    9912.1     594,900 SH          SOLE             SOLE
MCDONALDS CORP.                   COM       580135101   19164.2     278,430 SH          SOLE             SOLE
MCGRAW-HILL COMPANIES INC         COM       580645109   16015.9     555,220 SH          SOLE             SOLE
MICROS SYSTEMS INC                COM       594901100     203.4       8,600 SH          SOLE             SOLE
MICROSOFT CORPORATION             COM       594918104    6756.4     291,600 SH          SOLE             SOLE
MOLSON COORS BREWING CO.
 'B'                             CL B       60871R209    6738.6     155,850 SH          SOLE             SOLE
MONSANTO COMPANY                  COM       61166W101   28352.3     270,500 SH          SOLE             SOLE
NATIONAL OILWELL VARCO
 INC.                             COM       637071101    6012.3     166,030 SH          SOLE             SOLE
NATIONAL PRESTO INDS INC.         COM       637215104    1035.8      13,460 SH          SOLE             SOLE
NETAPP INC                        COM       64110D104    1418.8      75,800 SH          SOLE             SOLE

NEUSTAR INC-CLASS A                   CL A        64126X201   223.9    10,600 SH    SOLE   SOLE
NEUTRAL TANDEM INC.                    COM        64128B108  9213.8   296,830 SH    SOLE   SOLE
NIKE INC. 'B'                         CL B        654106103 10159.5   171,780 SH    SOLE   SOLE
NUCOR CORP.                            COM        670346105   909.9    18,900 SH    SOLE   SOLE
ORACLE CORPORATION                     COM        68389X105  7741.2   339,650 SH    SOLE   SOLE
O'REILLY AUTOMOTIVE INC.               COM        686091109  1232.0    27,900 SH    SOLE   SOLE
PATCH INTERNATIONAL INC.               COM        703012302     2.0    67,500 SH    SOLE   SOLE
PAYCHEX INC.                           COM        704326107  4371.0   135,000 SH    SOLE   SOLE
PEPSI BOTTLING GROUP INC.              COM        713409100  4371.0   289,000 SH    SOLE   SOLE
PEPSICO INC.                           COM        713448108   408.4     6,290 SH    SOLE   SOLE
PETROHAWK ENERGY CORP                  COM        716495106   408.4   593,030 SH    SOLE   SOLE
PFIZER INC.                            COM        717081103   379.4    22,088 SH    SOLE   SOLE
PHARMACEUTICAL PROD.DEVL.INC.          COM        717124101   658.2    22,000 SH    SOLE   SOLE
PHILIP MORRIS INT'L INC.               COM        718172109  5854.2   130,450 SH    SOLE   SOLE
POLARIS INDUSTRIES, INC.               COM        731068102  1884.9    69,700 SH    SOLE   SOLE
POLYCOM INC                            COM        73172K104   605.6    31,200 SH    SOLE   SOLE
PRECISION CASTPARTS CORP.              COM        740189105  7290.0    96,490 SH    SOLE   SOLE
PRICELINE.COM INC.                   COM NEW      741503403  4002.4    40,280 SH    SOLE   SOLE
PROSHARES ULTRASHORT LEHMAN     PSHS ULTSH 20YRS  74347R297 12038.0   218,700 SH    SOLE   SOLE
QLOGIC CORP                            COM        747277101  1213.2    86,500 SH    SOLE   SOLE
QUEST SOFTWARE INC                     COM        74834T103  1031.6    64,500 SH    SOLE   SOLE
REINSURANCE GROUP OF AMERICA A       COM NEW      759351604  1506.6    36,879 SH    SOLE   SOLE
RESEARCH IN MOTION                     COM        760975102  7311.8   134,470 SH    SOLE   SOLE
REX ENERGY CORP.                       COM        761565100   587.6   162,330 SH    SOLE   SOLE
SCOTTS MIRACLE-GRO CO-CL A            CL A        810186106  3265.0    74,600 SH    SOLE   SOLE
SCRIPPS NETWORKS INTER-CL A         CL A COM      811065101  1470.7    51,800 SH    SOLE   SOLE
SHAW COMMUNICATION INC. CL B        CL B CONV     82028K200   344.0    18,000 SH    SOLE   SOLE
SNAP-ON INC.                           COM        833034101  1222.0    38,600 SH    SOLE   SOLE
SPDR GOLD TRUST                     GOLD SHS      78463V107 21611.5   189,790 SH    SOLE   SOLE
SPECTRUM CONTROL INC.                  COM        847615101   256.5    28,930 SH    SOLE   SOLE
STARBUCKS CORP.                        COM        855244109 10616.5   757,610 SH    SOLE   SOLE
SYNIVERSE HOLDINGS INC                 COM        87163F106  6942.6   349,260 SH    SOLE   SOLE
SYNOPSYS INC.                          COM        871607107  2091.7    80,000 SH    SOLE   SOLE
TELLABS INC.                           COM        879664100  1260.5   218,200 SH    SOLE   SOLE
TEVA PHARMACEUTICAL INDS.ADR           ADR        881624209 27972.8   492,290 SH    SOLE   SOLE
THOMSON REUTERS CORP.                  COM        884903105  2535.7    79,210 SH    SOLE   SOLE
TIDEWATER INC.                         COM        886423102   402.8     8,600 SH    SOLE   SOLE
TOLL BROTHERS INC.                     COM        889478103  3067.0   133,900 SH    SOLE   SOLE
TRANSOCEAN INC.                        SHS        G90073100 22645.3   305,130 SH    SOLE   SOLE
TYCO INTERNATIONAL LTD.                COM        H89128104  1363.6    55,270 SH    SOLE   SOLE
VISA INC-CLASS A SHARES             COM CL A      92826C839  1009.9    14,400 SH    SOLE   SOLE
VODAFONE GROUP PLC ADR          SPONSORED ADR NEW 92857W209 27781.5 1,264,410 SH    SOLE   SOLE
WAL MART STORES INC. 931142            COM        931142103 15815.4   240,670 SH    SOLE   SOLE
WASHINGTON POST CL. B                 CL B        939640108   675.6     1,500 SH    SOLE   SOLE
WENDY'S/ARBY'S GROUP INC-A             COM        950587105 12944.1 2,040,254 SH    SOLE   SOLE
WILLIAMS-SONOMA INC                    COM        969904101  7356.5   578,620 SH    SOLE   SOLE
WINDSTREAM CORP                        COM        97381W104   907.8    89,300 SH    SOLE   SOLE
XTO ENERGY INC                         COM        98385X106  9829.5   254,512 SH    SOLE   SOLE